Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Inventory	Inventory consists of the following as of:

	March 31, 2013	December 31, 2012
Raw material	$38,672	$36,006
Finished goods	2,874	3,962

Total	$41,546	$39,968

The components of inventory as of December 31, were as follows:

	2012	2011
Raw materials	$36,006	$29,128
Finished goods	3,962	4,265

Total	$39,968	$33,393